LEASES (Details 2) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Current	R$ 676,864
Non-current	2,368,070
Future payments of finance leases	3,044,934
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	559,084
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	438,093
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	321,796
Later than five years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	231,775
Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	R$ 817,322